CAPITAL AND RESERVES (Details Narrative) - CAD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Number of DSUs, Cash-settled		(74,830)
Number of DSUs, Shares issued		(29,521)
Number of DSUs, Withheld		(33,965)
Share-based compensation expense		$ 1,452	$ 27
Weighted average market share price on exercise		$ 2.39
Number of shares issued and fully paid		558,461,162	537,791,881
Share Purchase Option Compensation Plan
Statement [Line Items]
Options outstanding, weighted-average contractual life		1 year 2 months 19 days	1 year 10 months 6 days
Weighted average market share price on exercise			$ 0.72
Number of options, Exercised			30,000
Weighted average exercise price, Exercised			$ 0.41
RSUs
Statement [Line Items]
Increase/ decrease RSU liability	$ 1,402
Number of RSUs, Shares granted	1,170,000
Deferred Share Units
Statement [Line Items]
Number of DSUs, Cash-settled		63,486
Cash settlement of tax on issue of equity-settled deferred share units		$ 61
Cash settlement of equity-settled deferred share units		$ 59
Per share price		$ 0.78
Number of DSUs, Shares issued		29,521
Number of DSUs, Withheld		33,965
Share-based compensation expense		$ 50